Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 16,208	$ 13,525
Short-term deposits	473	384
Financial assets at fair value (note 3)	40,664	55,642
Inventories (note 4)	5,536	3,891
Trade receivables, net	3,537	3,034
Other accounts receivable	3,481	2,937
Total current assets	69,899	79,413
Non-current assets
Intangible asset	637	637
Long term financial asset at fair value	340	333
Long-term trade receivables	2,345	1,221
Property, equipment and right of use assets, net	3,600	3,556
Total non-current assets	6,922	5,747
Total Assets	76,821	85,160
Current liabilities
Current portion of long-term loans	8	9
Lease liability	846	819
Trade payables	4,132	3,348
Other accounts payable	1,625	2,200
Warrant Liability (note 5)		576
Total current liabilities	6,611	6,952
Non-current liabilities
Lease liability	1,536	1,758
Long term loans	28	29
Total non-current liabilities	1,564	1,787
Total liabilities	8,175	8,739
Equity
Share capital and additional paid in capital (note 6)	210,362	206,953
Warrant Reserve	10,147	10,147
Accumulated other comprehensive loss	(1,296)	(1,872)
Reserve with respect to transactions with non-controlling interests	927	927
Treasury stock	(3,479)
Accumulated losses	(146,259)	(138,187)
Total equity attributable to Company shareholders	70,402	77,968
Non-controlling interests	(1,756)	(1,547)
Total equity	68,646	76,421
Total liabilities and equity	$ 76,821	$ 85,160